Revenue (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue [Line Items]
Revenue	€ 4,953,433	€ 7,211,916
Revenue derived from related parties	68,980	184,362
Geographical Markets [Member]
Revenue [Line Items]
Revenue	€ 4,877,473	€ 7,203,489